Share Capital - Schedule of Outstanding Number and Weighted Average Exercise Prices (Details)		3 Months Ended	12 Months Ended
		Mar. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Statement Line Items [Line Items]
Outstanding, Beginning Balance		847,437	461,000
Granted/issued/acquired (Note 5)		212,500	1,002,395	[1]
Exercised/settled		(7,500)	(260,596)
Expired		(5,000)	(332,359)
Forfeited			(23,004)
Outstanding, Ending Balance		1,047,437	847,437
Exercisable, Ending Balance		631,017	548,009
Restricted Stock Units (RSUs) [Member]
Statement Line Items [Line Items]
Outstanding, Beginning Balance		465,511	572,485
Granted/issued/acquired (Note 5)		412,649	337,331	[1]
Exercised/settled		(38,117)	(224,750)
Expired			(91,332)
Forfeited			(128,223)
Outstanding, Ending Balance		840,043	465,511
Exercisable, Ending Balance
Deferred Stock Units (DSUs) [Member]
Statement Line Items [Line Items]
Outstanding, Beginning Balance		491,330	467,572
Granted/issued/acquired (Note 5)		110,000	217,264	[1]
Exercised/settled			(193,507)
Expired
Forfeited
Outstanding, Ending Balance		601,330	491,330
Exercisable, Ending Balance		98,417	98,417
Warrants [Member]
Statement Line Items [Line Items]
Outstanding, Beginning Balance	[2]	2,538,588	1,092,500
Granted/issued/acquired (Note 5)	[2]		1,448,488	[1]
Exercised/settled	[2]		(2,400)
Expired	[2]
Forfeited	[2]
Outstanding, Ending Balance	[2]	2,538,588	2,538,588
Exercisable, Ending Balance	[2]	2,538,588	2,538,588
Canadian Dollars [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 4.21	$ 5.59
Weighted Average Exercise Price, Granted/issued/acquired (Note 5) | $ / shares		4.14	3.34	[1]
Weighted Average Exercise Price, Exercised/settled | $ / shares		3.05	1.93
Weighted Average Exercise Price, Expired | $ / shares		8.75	5.20
Weighted Average Exercise Price, Forfeited | $ / shares			4.26
Weighted Average Exercise Price, Ending Balance | $ / shares		4.19	4.21
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance | $ / shares		4.49	4.52
Canadian Dollars [Member] | Warrants [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price, Beginning Balance | $ / shares		6.00	7.00
Weighted Average Exercise Price, Granted/issued/acquired (Note 5) | $ / shares			5.23	[1]
Weighted Average Exercise Price, Exercised/settled | $ / shares			3.45
Weighted Average Exercise Price, Expired | $ / shares
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Exercise Price, Ending Balance | $ / shares		6.00	6.00
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance | $ / shares		$ 6.00	$ 6.00

[1]	On April 22, 2020, the Company issued 531,895 Options and 305,060 Warrants ("$3.30 Warrants") in replacement of Otis Options and Warrants outstanding at the date of acquiring Otis. In accordance with the Otis Stock Option Plan, 130,365 stock options expired on July 22, 2020, 90 days after the closing of the Transaction.
[2]	The Company has the following warrants outstanding:1,092,400 warrants with an exercise price of C$7.00, expiring on August 27, 2021; 302,760 warrants with an exercise price of C$3.30, expiring on March 29, 2022; and 1,143,428 warrants with an exercise price of C$5.75, expiring on July 30, 2023 (Note 9).